Other information (Tables)	12 Months Ended
Dec. 31, 2020
Other Information
Compensation of executive management
Board Compensation	2020	2019	2018
		(in €)
Executive Management
Short-term employee benefits	1,995,292	2,793,529	2,524,202
Share-based payments	1,139,286	5,218,324	9,801,454
Total	3,134,578	8,011,853	12,325,656
Non-executive Board of Directors
Short-term employee benefits	283,127	269,031	238,180
Share-based payments	69,938	710,611	1,085,917
Total	353,065	979,642	1,324,098
Total Compensation	3,487,643	8,991,495	13,649,754